Debt (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Dec. 14, 2018
Wells Fargo
Revolving Credit facility			$ 35,000
Credit facility increase maximum			$ 50,000
Credt agreement term	5 years
Commitment fee		0.086%
Borrowed under the revolver		$ 0
Letters of credit issued		3,040
Facility amount available for borrowing		$ 31,960
Compliance with loan covenants		all
Letter of credit fee		1.00%
Interest rate		1.149%
Level I
Interest rate over LIBOR		1.50%
Commitment fee		0.144%
Level II
Interest rate over LIBOR		1.25%
Commitment fee		0.1145%
Level III
Interest rate over LIBOR		1.00%
Commitment fee		0.086%